STRATEGIC AGREEMENTS (Details) $ in Thousands				1 Months Ended		12 Months Ended	32 Months Ended
	Apr. 28, 2023 USD ($)	Feb. 27, 2023 USD ($)	Aug. 09, 2021 USD ($)	Aug. 31, 2025 USD ($)	Apr. 30, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jan. 31, 2023 USD ($)	Jan. 12, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Milestone payments receivable upon achievement of net sales						$ 450,000	$ 450,000
Milestone payments upon achieving certain criteria, exceeding annual net sales						100,000
Discontinued Operations, Disposed of by Sale | MST Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds									$ 20,000
Additional consideration receivable								$ 5,000
Option Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments for licensing agreements		$ 250		$ 1,000
Payments for licensing agreements, percent used for development of compounds (percent)					50
VYN201 License Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments for licensing agreements			$ 500
Milestone payments upon achieving certain criteria, maximum			$ 15,750
Milestone payments upon achieving certain criteria, Paid or accrued						$ 1,800
Royalty payments, percentage one			5.00%
Royalty payments, percentage two			7.50%
Royalty payments, percentage three			10.00%
VYN 202 License Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments for licensing agreements	$ 3,750						$ 2,300
Milestone payments upon achieving certain criteria, maximum	$ 43,750
Milestone payments upon achieving certain criteria, paid				1,000
Accrual amount				$ 4,000